Net gains/(losses) on financial instruments classified as held for trading	12 Months Ended
Dec. 31, 2017
Net gains/(losses) on financial instruments classified as held for trading [Abstract]
Net gains/(losses) on financial instruments classified as held for trading

8.     Net gains/(losses) on financial instruments classified as held for trading

	R$ thousand
	Years ended December 31
	2017	2016	2015
Fixed income securities	9,862,617	4,654,959	(5,174,739)
Derivative financial instruments	(1,426,160)	10,887,800	(4,267,748)
Equity securities	1,186,651	860,011	1,190,432
Total	9,623,108	16,402,770	(8,252,055)